As filed with the Securities and Exchange Commission on October 25, 2006
Registration No. 333-135750

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No	☒	Post-Effective Amendment No. 2

(Check appropriate box or boxes)

Country Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

1705 Towanda Avenue, Bloomington, Illinois 61702
(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: (309) 557-2629

Virginia Eves, Esq.
Office of the General Counsel
1701 Towanda Avenue
Bloomington, Illinois 61702
(Name and Address of Agent for Service)

Copy to:

David J. Harris, Esq.
Dechert LLP
1775 I Street, NW
Washington, DC 20006

It is proposed that this Registration Statement become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the Definitive Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on August 16, 2006 (SEC File No. 333-135750; Accession No. 0000894189-06-001987).

COUNTRY MUTUAL FUNDS TRUST

PART C

OTHER INFORMATION

Item 15. Indemnification

Article VII of the Registrant’s Declaration of Trust provides the following:

Section 2. Limitation of Liability.

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in Section 3(b) of this Article:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial‑type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Article VI of the Registrant’s Bylaws provides the following:

Section 2. Indemnification.

Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 3. Limitations, Settlements.

No indemnification shall be provided hereunder to an agent:

(a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

(b) with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i) by the court or other body before which the proceeding was brought;

(ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 16. Exhibits

(1)	Declaration of Trust (1)
(2)	By-Laws (2)
(3)	Not Applicable.
(4)	Form of Agreement and Plan of Reorganization.(10)
(5)	Not Applicable.
(6)	(a)	The Trust’s Investment Advisory Agreement with respect to the Growth, Short-Term Bond, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, 2001.(3)
	(b)	First Amendment to the Investment Advisory Agreement.(10)
	(c)	The Trust’s Investment Advisory Agreement with respect to the VP Growth, VP Short-Term Bond, VP Short-Term Bond and VP Bond Funds, dated July 21, 2003. (4)
	(d)	First Amendment to the Investment Advisory Agreement.(10)
(7)	(a)	The Trust’s Underwriting Agreement with respect to the Growth, Short-Term Bond, Tax-Exempt, Short-Term Bond and Bond Funds. (5).
	(b)	The Trust’s Underwriting Agreement with respect to the VP Growth, VP Short-Term Bond, VP Short-Term Bond and VP Bond Funds, dated July 21, 2003. (6)

(8)	Not Applicable.
(9)	Custodian Agreement, effective November 1, 2001.(7)
(10)	(a) Rule 12b-1 Plan effective November 1, 2001. (8)
(b) Rule 18f-3 Plan. The Trust’s Rule 18f-3 Plan with respect to the Growth, Short-Term Bond, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, 2001.(9)
(11)	Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters.
(12)	Opinion of Dechert LLP regarding tax matters. (filed herewith)
(13)	Not Applicable.
(14)	Consent of Independent Registered Public Accounting Firm.(11)
(15)	Not Applicable.

(1)	Filed with Registration Statement No. 333-68270 on August 21, 2001.
(2)	Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-68270 on April 28, 2006.
(3)	Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-68270 on November 1, 2001.
(4)	Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-68270 on September 10, 2003.
(5)	Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-68270 on November 1, 2001.
(6)	Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-68270 on September 10, 2003.
(7)	Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-68270 on November 1, 2001.
(8)	Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-68270 on November 1, 2001.
(9) (10) (11)
Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-68270 on November 1, 2001.

Filed with the initial Registration Statement on Form N-14 on July 13, 2006 (File No. 333-135753).

Filed with Post-Effective Amendment No. 1 to Form N-14 on August 16, 2006 to Registration Statement No. 333-135750.

Item 17. Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Bloomington and the State of Illinois on the 25th day of October, 2006.

COUNTRY MUTUAL FUNDS TRUST

/s/ Philip T. Nelson*
Philip T. Nelson
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	Date
/s/ Philip T. Nelson*	President (Principal Executive Officer and Trustee)	October ___, 2006
Philip T. Nelson

/s/ Kurt F. Bock	Treasurer (Principal Financial and Accounting Officer)	October ___, 2006
Kurt F. Bock

/s/ Nancy J. Erickson*	Trustee	October ___, 2006
Nancy J. Erickson

/s/ Leland A. Strom*	Trustee	October ___, 2006
Leland A. Strom

/s/ Charlot R. Cole*	Trustee	October ___, 2006
Charlot R. Cole

/s/ William G. Beeler*	Trustee	October ___, 2006
William G. Beeler

/s/ Roger D. Grace*	Trustee	October ___, 2006
Roger D. Grace

/s/ David A. Downs*	Trustee	October ___, 2006
David A. Downs

/s/ Robert W. Weldon*	Trustee	October ___, 2006
Robert W. Weldon

*By: /s/ Paul M. Harmon
Paul M. Harmon as Attorney-in-Fact

* Pursuant to Powers of Attorney filed on October 31, 2005 as a part of Post-Effective Amendment No.17 to the Trust’s Registration Statement.

INDEX OF EXHIBITS

(12)	Opinion of Dechert LLP regarding tax matters.